9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Due to related parties		$ 637,105	$ 385,574
Jason Weber
Services		Consulting fee and share-based payment
Due to related parties		$ 56,700	0
Rob Duncan
Services		Consulting fee and share-based payment
Due to related parties		$ 49,679	0
Pacific Opportunity Capital Ltd. (a)
Services	[1]	Accounting, financing and shareholder communication services
Due to related parties		$ 527,644 [2]	379,717	[1]
Mark Brown
Services		Expenses reimbursement
Due to related parties		$ 3,082	$ 5,857

[1]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.
[2]	Includes a $63,465 advance that is non-interest bearing without specific terms of repayment.